EQUITY - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) subsidiary $ / shares shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)	Mar. 15, 2022 shares
Total equity | $	$ 15,311	$ 17,308	$ 15,311		$ 17,308		$ 18,532		$ 18,429
Decrease through other distributions to owners, equity | $			4,265	[1]	847	[1]	5,197	[2]
Limited partners | $			$ (26)		(37)		$ 482
Redemption-exchange units, LP units held, exchange ratio (in shares)			1
Unit issuance | $					$ 725
Preferred equity security subscription under partnership maximum amount related party transactions | $			$ 1,500
Preferred equity security subscription under partnership annual cumulative distribution percentage related party transactions | $			$ 725
Incentive distribution threshold reduction percentage	7.00%		7.00%							33.33%
Remaining capacity available on the commitment | $			$ 25
Exchange ratio, exchangeable shares (in shares)										0.5
Entities with joint control or significant influence over entity
Dividends recognised as distributions to owners | $	$ 95	$ 0
Incentive distribution rights based on percent increase in unit price			20.00%
Dividends recognised as distributions to owners, volume weighted average share price threshold (in dollars per share) | $ / shares	$ 33.81		$ 31.53
Brookfield Asset Management Inc.
Proportion of ownership interest in subsidiary			68.00%
Beginning balance (in shares)	4	4	4		4		4
Repurchased and canceled (in shares)			0		0
Conversion of exchangeable (in shares)			0		0
Brookfield Asset Management Inc. | Preferred shareholder's capital
Unit issuance | $			$ 15
Preference shares subscription, number pf partnership's subsidiaries (in subsidiaries) | subsidiary			3
Preference shares subscription, cumulative preferencial cash dividend, in percentage of redemption value			5.00%
Total
Beginning balance (in shares)	87,720,682	74,281,771	87,720,682		74,281,771		74,281,767
Repurchased and canceled (in shares)			(4,667,060)		0
Conversion of exchangeable (in shares)			190		4
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners | $			$ 53		$ 54
Distributions declared (in dollars per share) | $ / shares			$ 0.25
Limited partners
Total equity | $	$ 2,294	$ 1,752	$ 2,294		$ 1,752		$ 1,909		1,408
Beginning balance (in shares)	87,720,678	74,281,767	87,720,678		74,281,767		74,281,763
Decrease through other distributions to owners, equity | $			$ 22	[1]	$ 19	[1]	$ 19	[2]
Weighted average number of ordinary shares outstanding (in shares)			86,500,000		74,300,000
Repurchased and canceled (in shares)			(4,667,060)		0
Units purchased (in shares)					443,722
Conversion of exchangeable (in shares)			190		4
BBUC exchangeable shares
Total equity | $	$ 1,807	$ 1,721	$ 1,807		$ 1,721		$ 1,875		1,378
Beginning balance (in shares)	69,077,731	72,954,446	69,077,731		72,954,446		72,954,450
Decrease through other distributions to owners, equity | $			$ 18	[1]	$ 18	[1]	$ 18	[2]
Repurchased and canceled (in shares)			(3,876,525)		0
Converted to class C / LP units (in shares)			(190)		(4)
Special limited partner units held by Brookfield
Beginning balance (in shares)	4	4	4		4		4
Weighted average number of ordinary shares outstanding (in shares)			4,000,000		4,000,000
Preferred securities
Total equity | $	$ 740	$ 740	$ 740		$ 740		$ 740		1,490
Decrease through other distributions to owners, equity | $			52	[1]	52	[1]	833	[2]
Interest of others in operating subsidiaries
Total equity | $	$ 9,120	$ 11,451	9,120		11,451		12,216		$ 12,835
Decrease through other distributions to owners, equity | $			$ 4,065	[1]	$ 741	[1]	$ 4,310	[2]
Redemption-exchange units
Beginning balance (in shares)	51,599,716	69,705,497	51,599,716		69,705,497		69,705,497
Weighted average number of ordinary shares outstanding (in shares)			54,400,000		69,700,000
Redemption-exchange units | Brookfield Asset Management Inc.
Beginning balance (in shares)	43,333,752	25,227,971	43,333,752		25,227,971
BBUC exchangeable shares
Weighted average number of ordinary shares outstanding (in shares)			70,700,000		73,000,000.0

[1]	See Note 19 for additional information on distributions and unit repurchases.
[2]	See Note 19 for additional information on distributions and unit repurchases.